Right-of-Use Assets and Finance Lease Liabilities	6 Months Ended
Jun. 30, 2026
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Right-of Use Assets and Finance Lease Liabilities
6.	Right-of-use assets and Finance Lease Liabilities:

Details of the Company’s right-of-use assets and finance lease liabilities are discussed in Note 6 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026, and are supplemented by the below new activities within the period.

On March 10, 2026, the Company exercised its purchase option for Nisea bareboat charter, an amount of $26,287 was derecognized from “Right-of-use assets” and recognized as “Vessels, net” in the accompanying condensed consolidated balance sheets (Note 5). During the six-month periods ended June 30, 2026 and 2025, the amortization of the right-of-use asset for Nisea amounted to $272 and $716 and is presented in the Company’s unaudited interim condensed consolidated statement of operations under “Depreciation and amortization”. Interest expense on the finance lease liabilities for Nisea for the same period for 2026 and 2025 amounted to $154 and $453 (Note 14). As of June 30, 2026 and December 31, 2025, the right-of-use amounted to $NIL and $26,314 and is presented under “Right-of-use assets” in the accompanying condensed consolidated balance sheets.

On February 6, 2026, following United exercising its right of first offer, the Company entered into an agreement with Seanergy for the acquisition of the Dukeship through an 18-month bareboat charter. The charter period commenced following the delivery of the vessel on February 12, 2026. United has advanced a downpayment of $5,500 and will pay a daily charter rate of $9.5, with a purchase obligation of $22,050 at the end of the bareboat charter (Note 3). The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an implicit rate of 2.96%. The Company recognized a finance lease liability of $26,163 and a corresponding right-of-use asset of $31,663.

During the six-month periods ended June 30, 2026 and 2025, the amortization of the right-of-use assets for Dukeship amounted to $926 and $NIL, respectively, and is presented in the Company’s unaudited interim condensed consolidated statement of operations under “Depreciation and amortization”. Interest expense on the finance lease liabilities for the same period for 2026 and 2025 amounted to $282 and $NIL, respectively, and is presented under “Interest and finance costs-related party”. As of June 30, 2026 and December 31, 2025, the right-of-use amounted to $30,737 and $NIL, respectively, and is presented under “Right-of-use assets” in the accompanying condensed consolidated balance sheets.

The weighted average remaining lease term for the bareboat charters was 1.12 years as of June 30, 2026. The weighted average implicit rate for the bareboat charters was 2.96% as of June 30, 2026.

The annual lease payments under the bareboat charter agreement are as follows:
Twelve-month periods ending June 30,	Amount
2027	3,449
2028	22,343
Total undiscounted lease payments	25,792
Less: Discount based on implicit rate	(764)
Present value of finance lease liabilities	25,028

Finance lease liabilities, current	2,760
Finance lease liabilities, non-current	22,268
Present value of finance lease liabilities	25,028